MORTGAGE DEBT AND BANK LOANS (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Mortgage Debt And Bank Loans [Abstract]
Schedule of repayment of mortgage debt and bank loans
	30 June	30 June	31 December
USDm	2019	2018	2018

Mortgage debt and bank loans to be repaid as follows:
Falling due within one year	87.1	90.4	92.2
Falling due between one and two years	87.1	86.0	87.6
Falling due between two and three years	374.2	86.0	343.4
Falling due between three and four years	26.9	381.9	96.9
Falling due between four and five years	11.3	21.8	10.0
Falling due after five years	109.8	64.8	99.4
Total	696.4	730.9	729.5